SUBSEQUENT EVENTS (Details Narrative) $ / shares in Units, $ in Thousands					1 Months Ended	6 Months Ended
	Jul. 27, 2023 USD ($) $ / shares shares	Jul. 17, 2023 USD ($)	May 31, 2023 USD ($) $ / shares shares	Jan. 22, 2021 USD ($)	Aug. 31, 2023 $ / shares shares	Jun. 30, 2023	Jul. 27, 2023 ₪ / shares shares	May 31, 2023 ₪ / shares shares	May 19, 2023 USD ($)	Mar. 29, 2023 $ / shares shares	Mar. 29, 2023 ₪ / shares shares
Subsequent Event [Line Items]
Shares, issued | shares			150,000					150,000		375,000	375,000
Exercise price per share | (per share)			$ 0.13					₪ 0.5		$ 0.27	₪ 1
Fully vested			3 years			3 years
American Depository Shares [Member]
Subsequent Event [Line Items]
Aggregate offering price									$ 14,000
American Depository Shares [Member] | January 2021 Sales Agreement [Member]
Subsequent Event [Line Items]
Aggregated amount				$ 60,000
Net proceeds from sales of stock				$ 80
Board of Directors [Member]
Subsequent Event [Line Items]
Exercise price per share | (per share)			$ 0.13					₪ 0.5
Vested options			$ 174
Subsequent Event [Member]
Subsequent Event [Line Items]
Revenues		$ 4,000
Revenue contractual term		5 years
Shares, issued | shares	800,000						800,000
Exercise price per share | (per share)	$ 0.13						₪ 0.5
Fully vested	3 years
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Issuance of ordinary shares | shares					808,500
Subsequent Event [Member] | American Depository Shares [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Issuance of ordinary shares | shares					26,950
Shares issued, price per share | $ / shares					$ 3.071
Subsequent Event [Member] | Board of Directors [Member]
Subsequent Event [Line Items]
Exercise price per share | (per share)	$ 0.13						₪ 0.5
Vested options	$ 101
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Revenues		$ 1,000